Condensed Financial Information of the Parent Company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Totaling amount	¥ 71,898	¥ 71,681